2009 EQUITY INCENTIVE PLAN (Details) (2009 Equity Incentive Plan [Member], USD $)	6 Months Ended
Jun. 30, 2012
2009 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan	5,000,000
Maximum number of shares issuable to one employee during one calendar year	100,000
The fair market value threshold, that if achieved by option holders, will cause any excess options to be treated as Nonstatutory Stock Options	$ 100,000
Term of Option, unless otherwise stated in Option Agreement (in years)	10
The term for options held by holders of more than 10% of the total combined voting power of all classes of stock of the Company and any Parent or Subsidiary (in years)	5